PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited)

Voya VACS Series SC Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES : 39.6%
776,962
(1)
Arbor Multifamily
Mortgage Securities
Trust 2021-MF3 D,
2.000%,
10/15/2054 $ 459,229
0.2
1,701,186
(1)
Arbor Multifamily
Mortgage Securities
Trust 2021-MF3 E,
2.000%,
10/15/2054 903,976
0.4
1,054,000
(1)(2)
AREIT Trust 2019-
CRE3 D, 8.126%,
(TSFR1M + 2.764%),
09/14/2036 971,166
0.5
662,526
(1)
BANK 2017-BNK4 D,
3.357%,
05/15/2050 334,004
0.2
1,710,522
(1)
BANK 2017-BNK4 E,
3.357%,
05/15/2050 486,246
0.2
6,369,284
(1)(2)(3)
BANK 2017-BNK8 XE,
1.294%,
11/15/2050 266,572
0.1
15,840,631
(2)(3)
BANK 2020-BN27 XA,
1.157%,
04/15/2063 864,098
0.4
5,288,607
(2)(3)
BANK 2020-BN30 XA,
1.299%,
12/15/2053 337,121
0.2
4,400,673
(2)(3)
BANK 2021-BN31 XA,
1.316%,
02/15/2054 284,317
0.1
13,648,343
(2)(3)
Barclays Commercial
Mortgage Trust 2019-
C4 XA, 1.554%,
08/15/2052 835,425
0.4
5,710,974
(1)(2)(3)
Benchmark Mortgage
Trust 2018-B5 XD,
1.500%,
07/15/2051 316,247
0.2
5,744,735
(2)(3)
Benchmark Mortgage
Trust 2019-B10 XA,
1.194%,
03/15/2062 289,693
0.1
4,489,366
(1)(2)(3)
Benchmark Mortgage
Trust 2019-B14 XD,
1.273%,
12/15/2062 282,500
0.1
1,841,521
(1)
Benchmark Mortgage
Trust 2020-B18 AGNF,
4.139%,
07/15/2053 1,632,698
0.8
6,653,684
(2)(3)
Benchmark Mortgage
Trust 2020-B18 XA,
1.780%,
07/15/2053 444,633
0.2
4,787,438
(2)(3)
Benchmark Mortgage
Trust 2020-B22 XA,
1.512%,
01/15/2054 377,746
0.2
5,524,193
(2)(3)
Benchmark Mortgage
Trust 2021-B23 XA,
1.267%,
02/15/2054 334,592
0.2
10,342,575
(2)(3)
Benchmark Mortgage
Trust 2021-B25 XA,
1.092%,
04/15/2054 562,417
0.3
1,981,555
(1)(4)
BMD2 Re-Remic Trust
2019-FRR1 3AB,
0.000%,
05/25/2052 1,410,592
0.7
1,008,846
(1)(4)
BMD2 Re-Remic
Trust 2019-FRR1 4A,
0.000%,
05/25/2052 668,534
0.3
2,537,173
(1)
BMD2 Re-Remic Trust
2019-FRR1 6B10,
2.451%,
05/25/2052 1,932,957
0.9
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
723,659
(1)(2)
BX Commercial
Mortgage Trust 2019-
IMC D, 7.308%,
(TSFR1M + 1.946%),
04/15/2034 $ 714,308
0.3
602,296
(1)(2)
BX Commercial
Mortgage Trust 2021-
VOLT F, 7.876%,
(TSFR1M + 2.514%),
09/15/2036 575,492
0.3
1,000,000
(1)(2)
BX Commercial
Mortgage Trust 2022-
CSMO B, 8.503%,
(TSFR1M + 3.141%),
06/15/2027 1,002,927
0.5
750,000
(1)(2)
BX Commercial
Mortgage Trust 2023-
XL3 D, 8.949%,
(TSFR1M + 3.589%),
12/09/2040 752,440
0.4
200,000
(1)(2)
BX Trust 2018-GW C,
6.879%, (TSFR1M +
1.517%),
05/15/2035 196,645
0.1
5,298,189
(2)(3)
CD Mortgage Trust
2019-CD8 XA, 1.399%,
08/15/2057 302,748
0.1
1,274,158
(1)(2)
Citigroup Commercial
Mortgage Trust
2016-P4 E, 4.690%,
07/10/2049 912,619
0.4
605,308
(1)(2)
Citigroup Commercial
Mortgage Trust
2016-P4 F, 4.690%,
07/10/2049 398,421
0.2
1,550,913
(1)
Citigroup Commercial
Mortgage Trust
2016-P5 D, 3.000%,
10/10/2049 926,037
0.4
6,220,215
(1)(2)(3)
Citigroup Commercial
Mortgage Trust 2017-
P8 XE, 1.257%,
09/15/2050 246,013
0.1
674,572
(1)(2)
Citigroup COmmercial
Mortgage Trust
2018-C6 D, 5.059%,
11/10/2051 448,892
0.2
548,090
(1)(2)
COMM Mortgage Trust
2020-CBM F, 3.633%,
02/10/2037 503,848
0.2
7,389,643
(2)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K122 X1, 0.879%,
11/25/2030 349,973
0.2
3,911,422
(2)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1521 X1, 0.980%,
08/25/2036 307,723
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya VACS Series SC Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
6,637,004
(2)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
KG01 X3, 3.124%,
05/25/2029 $ 923,851
0.4
1,455,653
(1)(4)
FREMF Mortgage Trust
2016-K57 D, 0.000%,
08/25/2049 1,138,171
0.5
603,444
(1)(4)
GAM Re-REMIC
Trust 2021-FRR1 1B,
0.000%,
11/29/2050 454,038
0.2
2,235,423
(1)(4)
GAM Re-REMIC
Trust 2021-FRR1 1C,
0.000%,
11/29/2050 1,625,239
0.8
3,356,899
(1)(4)
GAM Re-REMIC
Trust 2021-FRR1 1D,
0.000%,
11/29/2050 2,360,286
1.1
1,505,741
(1)(4)
GAM Re-REMIC
Trust 2021-FRR1 1E,
0.000%,
11/29/2050 868,577
0.4
1,505,741
(1)(4)
GAM Re-REMIC
Trust 2021-FRR1 2B,
0.000%,
11/29/2050 1,088,721
0.5
2,415,208
(1)(4)
GAM Re-REMIC
Trust 2021-FRR1 2C,
0.000%,
11/29/2050 1,678,778
0.8
2,036,364
(1)(4)
GAM RE-REMIC Trust
2022-FRR3 BK61,
0.000%,
11/27/2049 1,549,273
0.7
2,992,509
(1)
GAM RE-REMIC Trust
2022-FRR3 BK71,
2.010%,
11/27/2050 2,393,905
1.1
1,616,752
(1)(4)
GAM RE-REMIC Trust
2022-FRR3 BK89,
0.000%,
01/27/2052 1,063,909
0.5
1,158,216
(1)(4)
GAM RE-REMIC Trust
2022-FRR3 C728,
0.000%,
08/27/2050 1,079,674
0.5
1,178,995
(1)(4)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 1,042,631
0.5
1,428,647
(1)(4)
GAM RE-REMIC Trust
2022-FRR3 CK61,
0.000%,
11/27/2049 1,034,007
0.5
1,159,119
(1)(4)
GAM RE-REMIC Trust
2022-FRR3 D728,
0.000%,
08/27/2050 1,066,503
0.5
1,178,694
(1)(4)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 1,017,840
0.5
4,818,371
(1)(4)
GAM RE-REMIC Trust
2022-FRR3 DK89,
0.000%,
01/27/2052 2,087,170
1.0
2,134,237
(1)
GAM RE-REMIC
TRUST 2021-FRR2
BK78, 2.410%,
09/27/2051 1,617,000
0.8
1,624,694
(1)(4)
GAM RE-REMIC
TRUST 2021-FRR2
C730, 0.000%,
09/27/2051 1,472,818
0.7
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,974,628
(1)(4)
GAM RE-REMIC
TRUST 2021-FRR2
CK44, 0.000%,
09/27/2051 $ 1,772,578
0.8
1,362,997
(1)(4)
GAM RE-REMIC
TRUST 2021-FRR2
CK78, 0.000%,
09/27/2051 852,872
0.4
1,623,791
(1)(4)
GAM RE-REMIC
TRUST 2021-FRR2
D730, 0.000%,
09/27/2051 1,449,867
0.7
1,605,421
(1)(4)
GAM RE-REMIC
TRUST 2021-FRR2
DK49, 0.000%,
09/27/2051 1,364,970
0.7
653,492
(1)
GS Mortgage Securities
Trust 2019-GC39 D,
3.000%,
05/10/2052 346,346
0.2
542,067
(1)
GS Mortgage Securities
Trust 2021-GSA3 D,
2.250%,
12/15/2054 260,981
0.1
500,000
(1)(2)
INTOWN Mortgage
Trust 2022-STAY B,
8.648%, (TSFR1M +
3.286%),
08/15/2039 503,617
0.2
1,760,000
(1)(2)
J.P. Morgan Chase
Commercial Mortgage
Securities Trust 2019-
ICON E, 5.220%,
01/05/2034 1,644,326
0.8
401,000
(1)(2)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2020-
LOOP E, 3.861%,
12/05/2038 247,275
0.1
1,069,076
(1)(2)
JPMBB Commercial
Mortgage Securities
Trust 2013-C17 D,
4.732%,
01/15/2047 828,640
0.4
1,250,000
(1)(2)
KSL Commercial
Mortgage Trust
2023-HT C, 8.789%,
(TSFR1M + 3.439%),
12/15/2036 1,254,281
0.6
375,000
(1)(2)
LAQ Mortgage Trust
2023-LAQ D, 9.550%,
(TSFR1M + 4.188%),
03/15/2036 369,043
0.2
3,914,926
(1)(2)
LSTAR Commercial
Mortgage Trust 2016-4
F, 4.606%,
03/10/2049 1,977,230
0.9
415,121
(1)(2)
MHC Commercial
Mortgage Trust 2021-
MHC F, 8.077%,
(TSFR1M + 2.715%),
04/15/2038 404,700
0.2
360,000
(1)(2)
MHC Trust 2021-MHC2
E, 7.426%, (TSFR1M +
2.064%),
05/15/2038 351,105
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya VACS Series SC Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000
(1)(2)
MHP 2021-STOR D,
6.826%, (TSFR1M +
1.464%),
07/15/2038 $ 977,525
0.5
1,490,683
(1)(2)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2015-C26 E,
4.365%,
10/15/2048 878,692
0.4
4,684,360
(1)(2)(3)
Morgan Stanley Capital
I 2017-HR2 XD,
1.588%,
12/15/2050 250,900
0.1
478,826
(1)(2)
Morgan Stanley Capital
I Trust 2016-BNK2 D,
3.000%,
11/15/2049 199,096
0.1
12,048,519
(2)(3)
Morgan Stanley Capital
I Trust 2019-H7 XA,
1.291%,
07/15/2052 587,334
0.3
653,492
(1)
Prima Capital CRE
Securitization Ltd.
2019-7A C, 3.250%,
12/25/2050 614,991
0.3
3,011,482
(1)
Prima Capital CRE
Securitization Ltd.
2019-7A D, 4.250%,
12/25/2050 2,519,022
1.2
4,842,462
(1)
RFM Reremic Trust
2022-FRR1 AB55,
0.990%,
03/28/2049 4,043,625
1.9
4,104,649
(1)(2)
RFM Reremic Trust
2022-FRR1 AB60,
2.420%,
11/08/2049 3,477,407
1.7
2,179,560
(1)(2)
RFM Reremic Trust
2022-FRR1 AB64,
2.270%,
03/01/2050 1,833,587
0.9
1,508,752
(1)(4)
RFM Reremic Trust
2022-FRR1 CK55,
0.000%,
03/28/2049 1,220,132
0.6
1,897,233
(1)(4)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 1,439,037
0.7
2,730,209
(4)
Series RR Trust 2014-1
E, 0.000%,
05/25/2047 2,656,412
1.3
1,000,000
(1)(2)
SG Commercial
Mortgage Securities
Trust 2020-COVE E,
3.728%,
03/15/2037 869,559
0.4
500,000
(1)(2)
SMRT 2022-MINI D,
7.312%, (TSFR1M +
1.950%),
01/15/2039 476,704
0.2
9,499,777
(2)(3)
Wells Fargo
Commercial Mortgage
Trust 2017-C40 XA,
0.863%,
10/15/2050 238,737
0.1
6,129,588
(2)(3)
Wells Fargo
Commercial Mortgage
Trust 2021-C60 XA,
1.525%,
08/15/2054 470,527
0.2
Total Commercial
Mortgage-Backed
Securities
(Cost $81,240,357)
83,576,358
39.6
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS : 31.8%
422,109
(1)(2)
Agate Bay Mortgage
Trust 2015-1 B4,
3.655%,
01/25/2045 $ 326,222
0.2
338,560
(1)(2)
Agate Bay Mortgage
Trust 2016-2 B3,
3.760%,
03/25/2046 314,410
0.1
903,444
(1)(2)
Ajax Mortgage Loan
Trust 2019-D A2,
3.500%,
09/25/2065 830,153
0.4
451,722
(1)(2)
Ajax Mortgage Loan
Trust 2019-F A2,
3.500%,
07/25/2059 421,625
0.2
573,810
(1)(2)
Bayview MSR
Opportunity Master
Fund Trust 2021-
5 B3A, 3.485%,
11/25/2051 450,793
0.2
602,136
(1)(2)
Bayview MSR
Opportunity Master
Fund Trust 2022-
2 B3A, 3.401%,
12/25/2051 458,120
0.2
734,635
(1)(2)
Bayview Opportunity
Master Fund VI Trust
2021-6 B3A, 3.390%,
10/25/2051 568,727
0.3
346,529
(2)
Bear Stearns ALT-A
Trust 2005-9 26A1,
4.104%,
11/25/2035 196,583
0.1
529,723
(1)(2)
CIM Trust 2019-
INV3 B1A, 4.672%,
08/25/2049 493,744
0.2
378,212
(1)(2)
CIM Trust 2021-
J1 A19, 2.500%,
03/25/2051 303,514
0.1
436,653
(1)(2)
Citigroup Mortgage
Loan Trust 2021-
J3 B3W, 2.859%,
09/25/2051 337,795
0.2
1,180,178
(1)(2)
COLT Mortgage Loan
Trust 2021-1 A1,
0.910%,
06/25/2066 960,354
0.5
873,330
(1)(2)
Connecticut Avenue
Securities Trust 2020-
SBT1 1M2, 9.102%,
(SOFR30A + 3.764%),
02/25/2040 914,491
0.4
1,054,019
(1)(2)
Connecticut Avenue
Securities Trust 2022-
R01 1B1, 8.487%,
(SOFR30A + 3.150%),
12/25/2041 1,063,568
0.5
602,296
(1)(2)
Deephaven Residential
Mortgage Trust 2021-4
M1, 3.257%,
11/25/2066 434,418
0.2
602,296
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2020-R02 2B1,
8.452%, (SOFR30A +
3.114%),
01/25/2040 605,806
0.3

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya VACS Series SC Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
301,148
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2021-R02 2B1,
8.637%, (SOFR30A +
3.300%),
11/25/2041 $ 304,477
0.1
1,761,717
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2023-R02 1B1,
10.887%, (SOFR30A +
5.550%),
01/25/2043 1,895,840
0.9
404,672
(1)(2)
Flagstar Mortgage Trust
2018-4 B3, 4.165%,
07/25/2048 365,241
0.2
1,568,751
(1)(2)
Flagstar Mortgage
Trust 2019-1INV B2A,
4.532%,
10/25/2049 1,426,894
0.7
1,396,944
(1)(2)
Flagstar Mortgage
Trust 2020-1INV B2A,
4.205%,
03/25/2050 1,229,612
0.6
696,244
(1)(2)
Flagstar Mortgage Trust
2020-1INV B3, 4.205%,
03/25/2050 608,652
0.3
233,609
(1)(2)
Freddie Mac STACR
REMIC Trust 2020-
DNA5 M2, 8.137%,
(SOFR30A + 2.800%),
10/25/2050 236,948
0.1
533,440
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
HQA1 M2, 7.587%,
(SOFR30A + 2.250%),
08/25/2033 532,682
0.3
1,505,741
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 B1, 9.087%,
(SOFR30A + 3.750%),
12/25/2041 1,507,096
0.7
3,011,482
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 B1, 8.737%,
(SOFR30A + 3.400%),
01/25/2042 3,006,957
1.4
2,845,850
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 B1, 10.087%,
(SOFR30A + 4.750%),
02/25/2042 2,951,179
1.4
1,505,741
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M1B, 7.737%,
(SOFR30A + 2.400%),
02/25/2042 1,526,287
0.7
1,656,315
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M2, 9.087%,
(SOFR30A + 3.750%),
02/25/2042 1,713,414
0.8
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
424,425
(1)(2)
Freddie Mac Structured
Agency Credit Risk
Debt Notes 2021-DNA2
M2, 7.637%, (SOFR30A
+ 2.300%),
08/25/2033 $ 428,782
0.2
492,159
(1)(2)
GCAT Trust 2022-INV3
B1, 4.622%,
08/25/2052 443,138
0.2
987,568
(1)(2)
GCAT Trust 2023-
NQM1 A2, 4.250%,
10/25/2057 887,663
0.4
620,208
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 B3, 3.630%,
05/25/2050 519,176
0.2
1,004,434
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B2, 3.950%,
03/25/2050 897,703
0.4
860,575
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B3, 3.950%,
03/25/2050 757,663
0.4
1,260,598
(1)(2)
GS Mortgage-Backed
Securities Trust 2022-
PJ5 B3, 2.990%,
10/25/2052 954,650
0.5
901,332
(1)(2)
GS Mortgage-Backed
Securities Trust 2022-
PJ6 A24, 3.000%,
01/25/2053 753,865
0.4
948,815
(1)(2)
GS Mortgage-Backed
Securities Trust 2023-
PJ4 A3, 6.000%,
01/25/2054 952,470
0.5
724,145
(1)(2)
Hundred Acre Wood
Trust 2021-INV3 B3,
3.321%,
12/25/2051 573,678
0.3
451,722
(1)(2)
Imperial Fund Mortgage
Trust 2021-NQM4 M1,
3.446%,
01/25/2057 327,595
0.2
666,693
(2)
IndyMac INDX
Mortgage Loan Trust
2006-AR2 2A1,
5.680%, (TSFR1M +
0.534%),
02/25/2046 473,244
0.2
272,410
(1)(2)
J.P. Morgan Mortgage
Trust 2019-LTV1 B2,
4.604%,
06/25/2049 258,433
0.1
431,540
(1)(2)
J.P. Morgan Mortgage
Trust 2021-14 B4,
3.158%,
05/25/2052 315,978
0.1
489,985
(1)(2)
J.P. Morgan Mortgage
Trust 2022-1 B3,
3.092%,
07/25/2052 360,970
0.2
1,175,318
(1)(2)
J.P. Morgan Mortgage
Trust 2022-6 B3,
3.304%,
11/25/2052 894,921
0.4
941,165
(1)(2)
J.P. Morgan Mortgage
Trust 2023-2 A15B,
5.500%,
07/25/2053 908,915
0.4

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya VACS Series SC Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
786,424
(1)(2)
J.P. Morgan Mortgage
Trust 2023-2 B3,
5.755%,
07/25/2053 $ 706,071
0.3
931,440
(1)(2)
J.P. Morgan Mortgage
Trust 2023-3 A15A,
5.000%,
10/25/2053 885,855
0.4
320,544
(1)(2)
JP Morgan Mortgage
Trust 2014-1 B5,
3.687%,
01/25/2044 276,147
0.1
941,468
(1)(2)
JP Morgan Mortgage
Trust 2017-1 B4,
3.450%,
01/25/2047 814,525
0.4
380,796
(1)(2)
JP Morgan Mortgage
Trust 2017-4 B2,
3.865%,
11/25/2048 344,060
0.2
383,307
(1)(2)
JP Morgan Mortgage
Trust 2017-6 B4,
3.778%,
12/25/2048 332,354
0.2
417,559
(1)(2)
JP Morgan Mortgage
Trust 2018-3 B2,
3.710%,
09/25/2048 369,520
0.2
591,650
(1)(2)
JP Morgan Mortgage
Trust 2018-3 B3,
3.710%,
09/25/2048 513,576
0.2
599,078
(1)(2)
JP Morgan Mortgage
Trust 2018-4 B2,
3.714%,
10/25/2048 529,469
0.3
812,045
(1)(2)
JP Morgan Mortgage
Trust 2019-7 B3A,
3.191%,
02/25/2050 670,998
0.3
821,566
(1)(2)
JP Morgan Mortgage
Trust 2019-8 B3A,
3.386%,
03/25/2050 695,076
0.3
881,221
(1)(2)
JP Morgan Mortgage
Trust 2019-HYB1 B1,
4.863%,
10/25/2049 831,484
0.4
476,862
(1)(2)
JP Morgan Mortgage
Trust 2019-INV1 B2,
4.892%,
10/25/2049 446,978
0.2
975,869
(1)(2)
JP Morgan Mortgage
Trust 2019-INV3 B3,
4.332%,
05/25/2050 856,765
0.4
548,776
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 B2,
4.636%,
12/25/2049 523,029
0.2
548,776
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 B3,
4.636%,
12/25/2049 520,199
0.2
699,435
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3 B3,
4.323%,
03/25/2050 626,873
0.3
413,880
(1)(2)
JP Morgan Mortgage
Trust 2020-3 B2,
3.841%,
08/25/2050 358,249
0.2
695,259
(1)(2)
JP Morgan Mortgage
Trust 2020-5 B1,
3.573%,
12/25/2050 599,084
0.3
413,592
(1)(2)
JP Morgan Mortgage
Trust 2020-8 B3,
3.505%,
03/25/2051 350,378
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
359,143
(1)(2)
JP Morgan Mortgage
Trust 2021-INV6 A5A,
2.500%,
04/25/2052 $ 288,212
0.1
998,874
(1)(2)
JP Morgan Mortgage
Trust 2023-10 B3,
6.534%,
05/25/2054 949,859
0.5
331,614
(1)(2)
JP Morgan Trust
2015-1 B3, 6.678%,
12/25/2044 316,094
0.1
564,414
(1)(2)
Mello Mortgage Capital
Acceptance 2018-
MTG2 B2, 4.319%,
10/25/2048 519,794
0.2
723,416
(1)(2)
Mello Mortgage Capital
Acceptance 2022-INV1
B3, 3.320%,
03/25/2052 546,238
0.3
1,050,706
(1)(2)
MFA Trust 2021-INV2
M1, 3.199%,
11/25/2056 769,504
0.4
542,067
(1)(2)
Mill City Mortgage Trust
2015-2 B2, 3.707%,
09/25/2057 486,544
0.2
485,195
(1)(2)
New Residential
Mortgage Loan Trust
2017-6A B2, 4.000%,
08/27/2057 458,883
0.2
1,144,363
(1)(2)
Oaktown Re VII Ltd.
2021-2 M1C, 8.687%,
(SOFR30A + 3.350%),
04/25/2034 1,155,816
0.5
415,221
(1)(2)
OBX Trust 2022-
J1 A14, 2.500%,
02/25/2052 333,471
0.2
1,111,670
(1)(2)
Oceanview Mortgage
Trust 2021-5 B3,
2.974%,
10/25/2051 842,988
0.4
873,330
(1)(2)
Radnor RE Ltd. 2021-
1 M1C, 8.037%,
(SOFR30A + 2.700%),
12/27/2033 886,042
0.4
559,123
(1)(2)
RCKT Mortgage Trust
2020-1 B2A, 3.469%,
02/25/2050 479,048
0.2
517,137
(1)(2)
Sequoia Mortgage Trust
2017-2 B2, 3.557%,
02/25/2047 464,443
0.2
724,561
(1)(2)
Sequoia Mortgage Trust
2017-5 B3, 3.779%,
08/25/2047 635,232
0.3
393,802
(1)(2)
Sequoia Mortgage Trust
2019-2 B3, 4.261%,
06/25/2049 350,283
0.2
482,145
(1)(2)
Sequoia Mortgage
Trust 2019-CH2 B2B,
4.925%,
08/25/2049 462,603
0.2
843,420
(1)(2)
Sequoia Mortgage
Trust 2019-CH3 B1B,
4.502%,
09/25/2049 786,435
0.4
496,666
(1)(2)
Sequoia Mortgage
Trust 2019-CH3 B2B,
4.502%,
09/25/2049 464,461
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya VACS Series SC Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
695,513
(1)(2)
Sequoia Mortgage Trust
2020-2 B3, 3.637%,
03/25/2050 $ 589,380
0.3
559,441
(1)(2)
Sequoia Mortgage Trust
2020-3 B3, 3.320%,
04/25/2050 464,269
0.2
724,562
(1)(2)
Sequoia Mortgage Trust
2021-7 B3, 2.863%,
11/25/2051 560,569
0.3
601,735
(1)(2)
Sequoia Mortgage Trust
2023-1 B2, 5.145%,
01/25/2053 544,780
0.3
377,866
(1)(2)
Shellpoint Co.-
Originator Trust 2017-2
B3, 3.645%,
10/25/2047 339,697
0.2
320,866
(1)(2)
STAR Trust 2021-1 A3,
1.528%,
05/25/2065 282,367
0.1
903,444
(1)(2)
Starwood Mortgage
Residential Trust
2020-1 M1, 2.878%,
02/25/2050 780,492
0.4
602,296
(1)(2)
Starwood Mortgage
Residential Trust
2020-3 A2, 2.240%,
04/25/2065 528,985
0.3
752,870
(1)
Starwood Mortgage
Residential Trust 2020-
INV1 M1, 2.501%,
11/25/2055 649,046
0.3
1,113,024
(2)
TBW Mortgage-Backed
Trust 2006-6 A5B,
6.540%,
01/25/2037 261,078
0.1
331,263
(1)(2)
Towd Point Mortgage
Trust 2015-2 2B2,
4.706%,
11/25/2057 324,223
0.2
569,850
(1)(2)
UWM Mortgage Trust
2021-INV1 B1, 3.157%,
08/25/2051 459,669
0.2
432,312
(1)(2)
UWM Mortgage Trust
2021-INV4 B3, 3.225%,
12/25/2051 326,777
0.2
1,413,097
(1)(2)
UWM Mortgage Trust
2021-INV5 B3, 3.237%,
01/25/2052 1,080,477
0.5
300,495
(1)(2)
Verus Securitization
Trust 2021-3 A1,
1.046%,
06/25/2066 251,262
0.1
592,269
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2020-1 B3, 3.377%,
12/25/2049 507,490
0.2
Total Collateralized
Mortgage Obligations
(Cost $64,548,744)
67,091,647
31.8
ASSET-BACKED SECURITIES : 22.2%
Automobile Asset-Backed Securities : 1.0%
449,974  Americredit Automobile
Receivables Trust
2019-2 D, 2.990%,
06/18/2025 449,310
0.2
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Automobile Asset-Backed Securities: (continued)
1,009,000  AmeriCredit Automobile
Receivables Trust
2019-3 D, 2.580%,
09/18/2025 $ 1,000,026
0.5
708,000  AmeriCredit Automobile
Receivables Trust
2020-2 D, 2.130%,
03/18/2026 683,275
0.3
2,132,611
1.0
Other Asset-Backed Securities : 17.5%
1,150,000
(1)(2)
AMMC CLO XI Ltd.
2012-11A CR2,
7.552%, (TSFR3M +
2.162%),
04/30/2031 1,135,320
0.5
350,000
(1)(2)
Apidos CLO XV 2013-
15A CRR, 7.527%,
(TSFR3M + 2.112%),
04/20/2031 347,569
0.2
730,000
(1)(2)
Apidos CLO XXIV
2016-24A BRR,
7.727%, (TSFR3M +
2.312%),
10/20/2030 729,849
0.3
327,690
(1)
Applebee's Funding
LLC / IHOP Funding
LLC 2019-1A A2II,
4.723%,
06/05/2049 315,126
0.1
1,747,000
(1)
Aqua Finance Trust
2021-A B, 2.400%,
07/17/2046 1,441,226
0.7
830,115
(1)
Arbys Funding LLC
2020-1A A2, 3.237%,
07/30/2050 760,506
0.4
1,041,500
(1)
Atrium XIV LLC
14A A2BR, 2.304%,
08/23/2030 955,876
0.5
937,350
(1)
Barings CLO Ltd.
2018-3A B2R, 2.268%,
07/20/2029 876,246
0.4
781,125
(1)(2)
BlueMountain CLO XXX
Ltd. 2020-30A CR,
7.544%, (TSFR3M +
2.150%),
04/15/2035 762,235
0.4
1,360,763
(1)
Bojangles Issuer LLC
2020-1A A2, 3.832%,
10/20/2050 1,275,735
0.6
800,000
(1)(2)
Cedar Funding V CLO
Ltd. 2016-5A CR,
7.764%, (TSFR3M +
2.362%),
07/17/2031 786,784
0.4
754,739
(1)
CLI Funding VIII LLC
2021-1A A, 1.640%,
02/18/2046 666,773
0.3
415,150
(1)
Domino's Pizza Master
Issuer LLC 2018-
1A A2I, 4.116%,
07/25/2048 404,617
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya VACS Series SC Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
551,950
(1)
Domino's Pizza Master
Issuer LLC 2018-
1A A2II, 4.328%,
07/25/2048 $ 533,105
0.3
391,738
(1)
Domino's Pizza Master
Issuer LLC 2019-1A
A2, 3.668%,
10/25/2049 358,332
0.2
780,000
(1)(2)
Galaxy XV CLO Ltd.
2013-15A CRR,
7.505%, (TSFR3M +
2.112%),
10/15/2030 769,752
0.4
937,350
(1)(2)
Galaxy XXIII CLO Ltd.
2017-23A DR, 9.060%,
(TSFR3M + 3.662%),
04/24/2029 940,315
0.4
672,915
(1)(5)
Goddard Funding LLC
2022-1A A2, 6.864%,
10/30/2052 637,405
0.3
500,560
(1)
Loanpal Solar Loan Ltd.
2020-3GS B, 3.450%,
12/20/2047 392,031
0.2
774,731
(1)
Marlette Funding Trust
2023-1A A, 6.070%,
04/15/2033 774,281
0.4
414,728
(1)
Mill City Solar Loan Ltd.
2019-2GS A, 3.690%,
07/20/2043 367,018
0.2
270,937
(1)
Mosaic Solar Loan Trust
2018-1A A, 4.010%,
06/22/2043 251,367
0.1
343,813
(1)
Mosaic Solar Loan Trust
2020-1A B, 3.100%,
04/20/2046 304,616
0.1
1,500,000
(1)(2)
Oaktree CLO Ltd.
2019-4A CR, 7.927%,
(TSFR3M + 2.512%),
10/20/2032 1,472,310
0.7
450,000
(1)(2)
Octagon Investment
Partners XVI Ltd.
2013-1A CR, 7.514%,
(TSFR3M + 2.112%),
07/17/2030 442,879
0.2
250,000
(1)(2)
Palmer Square CLO
Ltd. 2018-2A B,
7.555%, (TSFR3M +
2.162%),
07/16/2031 249,607
0.1
650,937
(1)(2)
Palmer Square Loan
Funding Ltd. 2021-2A
D, 10.629%, (TSFR3M
+ 5.262%),
05/20/2029 650,412
0.3
1,000,000
(1)(2)
Parallel Ltd. 2023-1A
B, 8.759%, (TSFR3M +
3.500%),
07/20/2036 1,012,434
0.5
242,440
(1)
SoFi Consumer Loan
Program Trust 2023-1S
A, 5.810%,
05/15/2031 242,163
0.1
937,350
(1)(2)
Sound Point CLO XIV
Ltd. 2016-3A DR,
9.324%, (TSFR3M +
3.912%),
01/23/2029 942,032
0.4
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,050,000
(1)(2)
Sound Point CLO XXIX
Ltd. 2021-1A C1,
7.940%, (TSFR3M +
2.562%),
04/25/2034 $ 1,025,116
0.5
556,265
(1)
Sunnova Helios II
Issuer LLC 2018-1A B,
7.710%,
07/20/2048 498,847
0.2
2,188,183
(1)
Sunnova Helios II
Issuer LLC 2021-B B,
2.010%,
07/20/2048 1,829,604
0.9
422,096
(1)
Sunnova Helios IV
Issuer LLC 2020-AA A,
2.980%,
06/20/2047 387,310
0.2
1,103,889
(1)
Sunnova Sol II Issuer
LLC 2020-2A A,
2.730%,
11/01/2055 899,019
0.4
972,238
(1)
Sunrun Atlas Issuer LLC
2019-2 A, 3.610%,
02/01/2055 892,023
0.4
744,111
(1)
Sunrun Iris Issuer LLC
2023-1A A, 5.750%,
01/30/2059 719,099
0.3
1,946,553
(1)
Sunrun Jupiter Issuer
LLC 2022-1A A,
4.750%,
07/30/2057 1,785,601
0.8
423,715
(1)
Sunrun Xanadu Issuer
LLC 2019-1A A,
3.980%,
06/30/2054 396,787
0.2
1,041,500
(1)(2)
THL Credit Wind River
CLO Ltd. 2017-3A CR,
8.155%, (TSFR3M +
2.762%),
04/15/2035 1,032,684
0.5
533,177
(1)
TIF Funding II LLC
2021-1A A, 1.650%,
02/20/2046 458,697
0.2
738,000
(1)
Trafigura Securitisation
Finance PLC 2021-1A
B, 1.780%,
01/15/2025 693,377
0.3
691,924
(1)
Triton Container
Finance VIII LLC
2021-1A B, 2.580%,
03/20/2046 595,910
0.3
333,280
(1)(2)
Venture 33 CLO Ltd.
2018-33A CR, 7.935%,
(TSFR3M + 2.542%),
07/15/2031 324,858
0.2
350,000
(1)(2)
VERDE CLO Ltd.
2019-1A CR, 7.655%,
(TSFR3M + 2.262%),
04/15/2032 348,463
0.2
642,434
(1)
Vivint Solar Financing
VII LLC 2020-1A A,
2.210%,
07/31/2051 538,006
0.3
416,600
(1)(2)
Wind River CLO Ltd.
2014-1A CRR, 7.607%,
(TSFR3M + 2.212%),
07/18/2031 405,251
0.2
1,712,154
(1)
Wingstop Funding LLC
2020-1A A2, 2.841%,
12/05/2050 1,545,566
0.7

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya VACS Series SC Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,928,138
(1)
Zaxby's Funding LLC
2021-1A A2, 3.238%,
07/30/2051 $ 1,678,206
0.8
36,852,345
17.5
Student Loan Asset-Backed Securities : 3.7%
388,000
(1)
Laurel Road Prime
Student Loan Trust
2019-A BFX, 3.000%,
10/25/2048 361,391
0.2
1,814,446
(1)
Navient Private
Education Refi Loan
Trust 2019-FA A2,
2.600%,
08/15/2068 1,690,626
0.8
790,000
(1)
SMB Private Education
Loan Trust 2014-A C,
4.500%,
09/15/2045 688,539
0.3
376,000
(1)(2)
Sofi Professional Loan
Program LLC 2017-C
C, 4.210%,
07/25/2040 352,363
0.2
376,000
(1)
SoFi Professional
Loan Program LLC
2017-D BFX, 3.610%,
09/25/2040 344,109
0.1
1,205,000
(1)
SoFi Professional
Loan Program LLC
2017-F BFX, 3.620%,
01/25/2041 1,094,783
0.5
602,000
(1)
Sofi Professional
Loan Program Trust
2018-C BFX, 4.130%,
01/25/2048 551,737
0.2
632,000
(1)
Sofi Professional
Loan Program Trust
2018-D BFX, 4.140%,
02/25/2048 576,972
0.3
1,521,000
(1)
SoFi Professional
Loan Program Trust
2020-B BFX, 2.730%,
05/15/2046 1,200,261
0.6
1,235,000
(1)
SoFi Professional
Loan Program Trust
2020-C BFX, 3.360%,
02/15/2046 1,008,999
0.5
7,869,780
3.7
Total Asset-Backed
Securities
(Cost $45,867,451)
46,854,736
22.2
Total Long-Term
Investments
(Cost $191,656,552)
197,522,741
93.6
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 6.0%
Commercial Paper : 4.7%
1,500,000  Autozone, Inc.,
11.010
%,
01/02/2024 1,499,096
0.7
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Commercial Paper (continued)
2,000,000  Berkshire Hathaway
Inc.,
9.180
%,
01/03/2024 $ 1,998,492
0.9
900,000  Consolidated Edison,
8.260
%,
01/04/2024 899,186
0.4
1,000,000  Dominion Energy, Inc.,
8.230
%,
01/04/2024 999,098
0.5
2,000,000  Duke Energy Co.,
11.010
%,
01/02/2024 1,998,794
1.0
1,700,000
Exelon Corp.,
9.180
%,
01/03/2024 1,698,719
0.8
893,000
SYSCO Corp.,
8.220
%,
01/04/2024 892,196
0.4
Total Commercial Paper
(Cost $9,990,039)
9,985,581
4.7
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1.3%
2,792,000
(6)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.270%
(Cost $2,792,000) $ 2,792,000 1.3
Total Short-Term
Investments
(Cost $12,782,039)
12,777,581
6.0
Total Investments in
Securities
(Cost $204,438,591) $ 210,300,322 99.6
Assets in Excess of
Other Liabilities
766,003 0.4
Net Assets $ 211,066,325 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Variable rate security. Rate shown is the rate in effect as of
December 31, 2023.
(3)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(6)
Rate shown is the 7-day yield as of December 31, 2023.

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya VACS Series SC Fund
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
December 31, 2023
Asset Table
Investments, at fair value
Commercial Mortgage-Backed Securities $ — $ 83,576,358 $ — $ 83,576,358
Collateralized Mortgage Obligations — 67,091,647 — 67,091,647
Asset-Backed Securities — 46,217,331 637,405 46,854,736
Short-Term Investments 2,792,000 9,985,581 — 12,777,581
Total Investments, at fair value $ 2,792,000 $ 206,870,917 $ 637,405 $ 210,300,322
Other Financial Instruments+
Futures 655,982 — — 655,982
Total Assets $ 3,447,982 $ 206,870,917 $ 637,405 $ 210,956,304
Liabilities Table
Other Financial Instruments+
Futures $ (1,176,378) $ — $ — $ (1,176,378)
Total Liabilities $ (1,176,378) $ — $ — $ (1,176,378)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At December 31, 2023, the following futures contracts were outstanding for Voya VACS Series SC Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 1 03/28/24 $ 205,914 $ 2,249
U.S. Treasury 10-Year Note 30 03/19/24 3,386,719 116,001
U.S. Treasury Ultra 10-Year Note 62 03/19/24 7,316,969 356,856
U.S. Treasury Ultra Long Bond 14 03/19/24 1,870,312 180,876
$ 12,779,914 $ 655,982
Short Contracts:
U.S. Treasury 5-Year Note (390) 03/28/24 (42,421,641) (1,054,892)
U.S. Treasury Long Bond (37) 03/19/24 (4,622,687) (121,486)
$ (47,044,328) $ (1,176,378)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 8,384,726
Gross Unrealized Depreciation (2,522,996)
Net Unrealized Appreciation $ 5,861,730